Organization and Description of Business Operations (Brooklyn ImmunoTherapeutics, LLC)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization and Description of Business Operations
1.	Organization of Company

Description of Business

NTN Buzztime, Inc. (the “Company”) was incorporated in Delaware in 1984 as Alroy Industries and changed its corporate name to NTN Communications, Inc. in 1985. The Company changed its name to NTN Buzztime, Inc. in 2005 to better reflect the growing role of the Buzztime consumer brand.

The Company delivers interactive entertainment and innovative technology to its partners in a wide range of verticals – from bars and restaurants to casinos and senior living centers. By enhancing the overall guest experience, the Company believes it helps its hospitality partners acquire, engage, and retain patrons.

Through social fun and friendly competition, the Company’s platform creates bonds between our hospitality partners and their patrons, and between patrons themselves. The Company believes this unique experience increases dwell time, revenue, and repeat business for venues – and has also created a large and engaged audience which it connects with through its in-venue TV network. Over 1 million hours of trivia, card, sports and arcade games are played on our network each month.

The Company generates revenue by charging subscription fees to partners for access to its 24/7 trivia network, by charging equipment fees to select partner venues for use of tablets and other equipment, by selling and leasing tablet and hardware equipment for custom usage beyond trivia/entertainment, by selling digital-out-of-home (DOOH) advertising direct to advertisers and on national ad exchanges, by licensing its entertainment and trivia content to other parties, and by providing professional services such as custom game design or development of new platforms on its existing tablet form factor. Up until February 1, 2020, the Company also generated revenue by hosting live trivia events (see Note 18).

As of December 31, 2018, 2,639 venues subscribed to the Company’s interactive entertainment network and approximately 56% of its network subscriber venues were affiliated with national and regional restaurant brands. As of December 31, 2019, those numbers declined to 1,440 venues and to approximately 26%, in each case, primarily due to the termination of the Company’s relationship with Buffalo Wild Wings corporate-owned restaurants and most of its franchisees in November 2019.

Basis of Accounting Presentation

The consolidated financial statements include the accounts of NTN Buzztime, Inc. and its wholly-owned subsidiaries: IWN, Inc., IWN, L.P., Buzztime Entertainment, Inc., NTN Wireless Communications, Inc., NTN Software Solutions, Inc., NTN Canada, Inc., and NTN Buzztime, Ltd., all of which, other than NTN Canada, Inc., are dormant subsidiaries. Unless otherwise indicated, references to the Company include its consolidated subsidiaries.

Reclassifications

Certain reclassifications have been made to the prior years’ financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or retained earnings.

Brooklyn Immunotherapeutics, LLC [Member]
Organization and Description of Business Operations
NOTE 1	ORGANIZATION AND DESCRIPTION OF BUSINESS OPERATIONS

Brooklyn ImmunoTherapeutics LLC (“BITX” or the “Company”) is a limited liability company formed under the laws of the State of Delaware on September 27, 2018, in order to complete the acquisition of substantially all of the assets of IRX Therapeutic Inc. (“IRX”). BITX operates as a clinical stage biopharmaceutical company focused on developing a cytokine-based therapy to treat patients with cancer.

BITX focuses on exploring the role that cytokine-based therapy can have on the immune system in treating patients with cancer. The Company is committed to developing IRX-2, a novel cytokine-based therapy, to treat patients with cancer. IRX-2 active constituents, namely Interleukin-2 (“IL-2”) and other key cytokines are postulated to potentially signal, enhance and restore immune function suppressed by the tumor, thus enabling the immune system to attack cancer cells.

IRX-2 is a primary human cell-derived biological medicinal product containing multiple active cytokine components acting as immunomodulators. It is prepared from the supernatant of pooled allogeneic peripheral blood mononuclear cells (“PBMNCs”) that have been stimulated using a proprietary process employing a specific population of cells and a specific mitogen.

While IRX-2 is a cytokine mixture, a principal active component is IL-2 a cytokine signaling molecule in the immune system. It is a protein that regulates the activities of white blood cells (leukocytes, often lymphocytes) that are responsible for immunity. IL-2 is part of the body’s natural response to microbial infection, and in discriminating between foreign (“non-self”) and “self”. IL-2 mediates its effects by binding to IL-2 receptors, which are expressed by lymphocytes. The major sources of IL-2 are activated CD4+ T cells and activated CD8+ T cells.

Unlike existing recombinant IL-2 therapies, the Company believes that IRX-2, which is naturally derived from human blood cells, confers several distinct advantages, potentially promoting better tolerance, broader targeting, and natural molecular conformation leading to greater activity, and allow for physiologic dosing in opposition to the high doses needed in existing IL-2 therapies.